Investment Objectives and Goals - iShares Mortgage-Backed Securities Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES MORTGAGE-BACKED SECURITIES ACTIVE ETF Ticker: MBBA Stock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of iShares Mortgage-Backed Securities Active ETF (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.